Inventories - summary of inventories (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Inventories [Abstract]
Finished goods and goods for resale	€ 5,600	€ 6,776
Work-in-progress, raw materials and manufacturing supplies	3,928	3,783
Amount due from customers for contract work	194	135
Total Inventories	€ 9,722	€ 10,694